Summary of Assets Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 47.0	[1]
Arctic Platinum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	31.0
Yanfolila
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 16.0	[1]

[1]	Refer to note 4 for details on the impairments of this asset.